Stock-based Compensation (Details 3) (USD $)	1 Months Ended						12 Months Ended
	Nov. 30, 2011	Sep. 30, 2011	Jun. 30, 2011	Oct. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted-average assumptions used in estimation of grant date fair values
Expected term							6 years 3 months	6 years 3 months	6 years 3 months
Volatility (as a percent)							60.00%	58.00%
Volatility, low end of range (as a percent)									57.00%
Volatility, high end of range (as a percent)									59.00%
Expected dividend yield (as a percent)							0.00%	0.00%	0.00%
Risk-free interest rates (as a percent)							1.35%	1.92%
Risk-free interest rates, low end of range (as a percent)									2.60%
Risk-free interest rates, high end of range (as a percent)									2.70%
Stock option
Weighted-average assumptions used in estimation of grant date fair values
Expected term							6 years 3 months	6 years 3 months	6 years 3 months
Volatility (as a percent)							60.00%	58.00%
Volatility, low end of range (as a percent)									57.00%
Volatility, high end of range (as a percent)									59.00%
Expected dividend yield (as a percent)							0.00%	0.00%	0.00%
Risk-free interest rates (as a percent)							1.35%	1.92%
Risk-free interest rates, low end of range (as a percent)									2.60%
Risk-free interest rates, high end of range (as a percent)									2.70%
Weighted-average grant-date fair value (in dollars per share)	$ 3.89	$ 3.22	$ 2.96	$ 1.35	$ 1.20	$ 1.05	$ 2.07	$ 0.60	$ 0.75